Accrued liabilities	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued liabilities
Accrued liabilities

	December 31, 2016	December 31, 2015
Accrued interest payable	$85	$526
Payroll liabilities	7,733	5,212
Liabilities related to equipment leases	123	118
Current portion of deferred gain on sale leaseback (note 16(a))	586	221
Dividends payable (note 17(d))	569	—
Income and other taxes payable	2,079	691
	$11,175	$6,768